Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Table
Year	Summary Compensation Table Total for Current PEO(1)	Compensation Actually Paid to Current PEO(2)	Summary Compensation Table Total for Former Interim PEO	Compensation Actually Paid to Former Interim PEO	Summary Compensation Table Total for Former PEO	Compensation Actually Paid to Former PEO		Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7)		Adjusted Operating Income (millions)(8)
										Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)		(f)	(g)	(h)	(i)	(j)		(k)
2025	$8,047,217	$15,149,268	N/A	N/A	N/A		N/A	$2,672,019	$4,762,800	$92.93	$126.87	-$	242.5	$286.1
2024	$9,710,672	$8,156,702	$827,104	$830,868	N/A		N/A	$2,544,386	$1,937,356	$69.94	$117.15		$63.2	$239.2
2023	N/A	N/A	$3,060,725	$3,032,476	$8,210,339	-$	7,774,065	$2,855,745	$2,417,932	$78.15	$105.60		$17.6	$169.3
2022	N/A	N/A	N/A	N/A	$8,565,545	-$	2,575,035	$2,076,241	$178,933	$83.88	$96.84	-$	86.2	$145.1
2021	N/A	N/A	N/A	N/A	$10,080,644		$15,281,126	$2,161,897	$3,038,616	$132.05	$119.35	-$	135.8	$154.8

(1)
Amounts reflect the total compensation reported for Mr. Makatsaria in the “Total” column in the “Summary Compensation Table” for 2025.

(2)
Amounts represent “compensation actually paid” to Mr. Makatsaria by applying the following adjustments to Mr. Makatsaria’s total compensation for each year, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to Mr. Makatsaria during the applicable year.

Year	Reported Summary Compensation Table Total for Current PEO	Reported Value of Equity Awards(a)	Change in Pension Value	Equity Award Adjustments(b)	Compensation Actually Paid to Current PEO
2025	$8,047,217	$(5,678,091)	—	$12,780,142	$15,149,268

(a)
Amounts reflect the aggregate grant-date fair value of awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$10,542,801	$2,403,086	—	$(165,745)	—	—	$12,780,142

In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards held by the Company’s NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during 2025. For options, the fair values as of each measurement date were determined using a binomial lattice model, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under generally accepted accounting principles. The range of estimates used in the option fair value calculations for 2025 are as follows: (i) remaining option contractual life between 6 years – 9.25 years, volatility between 40% – 44%, dividend yield of 0%, and risk-free rate between 3.8% – 4.3%. For relative TSR PSUs, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model. For Adjusted Free Cash Flow PSUs (“FCF PSUs”) and Return on Invested Capital PSUs (“ROIC PSUs”), the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date that are consistent with those used to calculate the grant date fair value of such awards, with an estimated payout factor between 0 and 200% of the target shares.

(3)
Amounts reflect the total compensation reported for LivaNova’s NEOs (excluding Mr. Makatsaria who is currently serving as PEO, Mr. Kozy who served as interim PEO for parts of 2023 and 2024, and Mr. McDonald who served as PEO in 2021, 2022, and part of 2023) in the “Total” column in the “Summary Compensation Table” for each corresponding year. The NEOs whose compensation was included for purposes of calculating the average amounts in each applicable year in this column are as follows: (i) for 2025, Messrs. Shvartsburg, Hutchinson, and Tezel, and Ms. Kozmina; (ii) for 2024, Messrs. Shvartsburg, Hutchinson, Poletti, and Tezel and Ms. Hebbelinck, (iii) for 2023, Messrs. Shvartsburg, Dolci, and Hutchinson, and Ms. Hebbelinck; (iv) for 2022, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; and (v) for 2021, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck.

(4)
Amounts represent average “compensation actually paid” to the non-CEO NEOs as a group by applying the following adjustments to each NEO’s total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$2,672,019	$(1,596,064)	$3,686,845	$4,762,800
(a) The equity award adjustments reflected in this column were calculated as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,927,965	$800,734	—	$(41,854)	$—	—	$3,686,845

(5)
The amounts in this column assume the investment of $100 on December 31, 2020 in LivaNova’s common shares traded on the Nasdaq and the reinvestment of all dividends since that date.

(6)
The amounts in this column assume the investment of $100 on December 31, 2020 in the S&P Healthcare Equipment Index, the peer group used for purposes of the Company’s performance graph pursuant to Item 201(e) of Regulation S-K, and the reinvestment of all dividends since that date.

(7)
Amounts reflect the Company’s net income as reported in its audited financial statements for the applicable year.

(8)
Amounts reflect Adjusted Operating Income as the Company-Selected Measure. The Company defines Adjusted Operating Income as net income at reported currency exchange rates, after adjustments for the effects of acquisitions, divestitures, restructuring, integration, product remediation, purchase price allocation and intangible amortization, significant litigation, equity compensation, significant non-cash adjustments, and other infrequent, unusual, or non-recurring items not incurred in the ordinary course of business.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote	(3)
	Amounts reflect the total compensation reported for LivaNova’s NEOs (excluding Mr. Makatsaria who is currently serving as PEO, Mr. Kozy who served as interim PEO for parts of 2023 and 2024, and Mr. McDonald who served as PEO in 2021, 2022, and part of 2023) in the “Total” column in the “Summary Compensation Table” for each corresponding year. The NEOs whose compensation was included for purposes of calculating the average amounts in each applicable year in this column are as follows: (i) for 2025, Messrs. Shvartsburg, Hutchinson, and Tezel, and Ms. Kozmina; (ii) for 2024, Messrs. Shvartsburg, Hutchinson, Poletti, and Tezel and Ms. Hebbelinck, (iii) for 2023, Messrs. Shvartsburg, Dolci, and Hutchinson, and Ms. Hebbelinck; (iv) for 2022, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; and (v) for 2021, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck.
Peer Group Issuers, Footnote	(6)
	The amounts in this column assume the investment of $100 on December 31, 2020 in the S&P Healthcare Equipment Index, the peer group used for purposes of the Company’s performance graph pursuant to Item 201(e) of Regulation S-K, and the reinvestment of all dividends since that date.
PEO Total Compensation Amount	$ 8,047,217
PEO Actually Paid Compensation Amount	$ 15,149,268
Adjustment To PEO Compensation, Footnote	(1)
Amounts reflect the total compensation reported for Mr. Makatsaria in the “Total” column in the “Summary Compensation Table” for 2025.

(2)
Amounts represent “compensation actually paid” to Mr. Makatsaria by applying the following adjustments to Mr. Makatsaria’s total compensation for each year, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to Mr. Makatsaria during the applicable year.

Year	Reported Summary Compensation Table Total for Current PEO	Reported Value of Equity Awards(a)	Change in Pension Value	Equity Award Adjustments(b)	Compensation Actually Paid to Current PEO
2025	$8,047,217	$(5,678,091)	—	$12,780,142	$15,149,268

(a)
Amounts reflect the aggregate grant-date fair value of awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$10,542,801	$2,403,086	—	$(165,745)	—	—	$12,780,142

Non-PEO NEO Average Total Compensation Amount	$ 2,672,019	$ 2,544,386	$ 2,855,745	$ 2,076,241	$ 2,161,897
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,762,800	1,937,356	2,417,932	178,933	3,038,616
Adjustment to Non-PEO NEO Compensation Footnote	(4)
Amounts represent average “compensation actually paid” to the non-CEO NEOs as a group by applying the following adjustments to each NEO’s total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$2,672,019	$(1,596,064)	$3,686,845	$4,762,800
(a) The equity award adjustments reflected in this column were calculated as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,927,965	$800,734	—	$(41,854)	$—	—	$3,686,845

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid (“CAP”) for CEOs and Non-CEO NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid for CEOs and Non-CEO NEOs (Average) vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid for CEOs and Non-CEO NEOs (Average) vs. Adjusted Operating Income
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid (“CAP”) for CEOs and Non-CEO NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
Tabular List, Table
Most Important Company Performance Measures for Determining Executive Compensation
The most important financial performance measures used by LivaNova to link executive compensation to company performance during fiscal year 2025 were:
•
Net Sales

Adjusted Operating Income
Relative TSR

Free Cash Flow

Return on Invested Capital

Total Shareholder Return Amount	$ 92.93	69.94	78.15	83.88	132.05
Peer Group Total Shareholder Return Amount	126.87	117.15	105.6	96.84	119.35
Net Income (Loss)	$ (242,500,000)	$ 63,200,000	$ 17,600,000	$ (86,200,000)	$ (135,800,000)
Company Selected Measure Amount	286,100,000	239,200,000	169,300,000	145,100,000	154,800,000
PEO Name	Mr. Makatsaria
Equity Awards Adjustments, Footnote
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$10,542,801	$2,403,086	—	$(165,745)	—	—	$12,780,142
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,927,965	$800,734	—	$(41,854)	$—	—	$3,686,845

Share based Compensation Arrangement By Share based Payment Award Fair Value Assumptions Expected Term1 Minimum	6 years
Share based Compensation Arrangement By Share based Payment Award Fair Value Assumptions Expected Term1 Maximum	9 years 3 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	40.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	44.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Payout Rate, Minimum	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Payout Rate, Maximum	200.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description	(8)
	Amounts reflect Adjusted Operating Income as the Company-Selected Measure. The Company defines Adjusted Operating Income as net income at reported currency exchange rates, after adjustments for the effects of acquisitions, divestitures, restructuring, integration, product remediation, purchase price allocation and intangible amortization, significant litigation, equity compensation, significant non-cash adjustments, and other infrequent, unusual, or non-recurring items not incurred in the ordinary course of business.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Invested Capital
Mr. Makatsaria [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,047,217	$ 9,710,672
PEO Actually Paid Compensation Amount	15,149,268	8,156,702
Mr. Kozy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		827,104	$ 3,060,725
PEO Actually Paid Compensation Amount		$ 830,868	3,032,476
Mr.McDonald [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,210,339	$ 8,565,545	$ 10,080,644
PEO Actually Paid Compensation Amount			$ (7,774,065)	$ (2,575,035)	$ 15,281,126
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,678,091)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,780,142
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,542,801
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,403,086
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(165,745)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,596,064)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,686,845
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,927,965
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800,734
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,854)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount